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VIA EDGAR
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April 15, 2010

Ellen Sazzman, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-4644

RE:  Lincoln Variable Insurance Products Trust ("Trust")
     (File Nos. 033-70742 and 811-08090)

Dear Ms. Sazzman:

Attached for filing via EDGAR is Post-Effective Amendment No. 81 (the "Amendment") to the Registration Statement on Form N-1A of the above-referenced registrant (the "Registrant"). The Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933.

The effective date of the attached post-effective amendment will be April 30, 2010. As counsel, I have reviewed the changes effected in the attached post-effective amendment. Based on this review, and in accordance with the second sentence of Rule 485(b)(4), I furnish this written representation that the post-effective amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of that Rule.

Please contact me at the number indicated above if you have any questions or comments about this filing.

Very truly yours,


/s/ Craig D. Moreshead
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Craig D. Moreshead
Senior Counsel

Enclosures

c: Colleen E. Tonn, Esq.